Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [text block]

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Cash and cash equivalents and Short-term investments	Managing of liquidity of the business	Cash and cash equivalents – Amortized cost Short-term investiment – FVPL (a)	Interest income - Other financial income Fair value gain or losses - Other financial income Foreign exchange gain or losses - Financial expenses, net
Financial assets from banking solutions	Corresponds to regulatorily required amounts to be maintained in certain specified assets as reserve requirements for deposits of banking customers	Deposits at Brazilian Central Bank ("BACEN") – Amortized cost Government securities – FVPL	Interest income - Financial income Fair value gain or losses - Financial income
Accounts receivable from card issuers	Corresponds to amounts receivable from card issuers for transactions that acquiring business processes. The balances do not bear interest. Receivables are regularly sold before their maturity as part of the funding strategy	FVOCI (b)	Fair value gain or losses - Other comprehensive income
Cost of funding on sale of receivables - Financial expenses, net
Foreign exchange gain or losses on balances of transactions in foreign currency - Financial expenses, net

Trade accounts receivable	Corresponds to amounts due by customers of the acquiring business for subscription services and equipment rental and of the software business for services provided.	Amortized cost	Allowance for expected credit losses - Cost of services Interest and penalties for late payment - Other financial income
Credit portfolio	Corresponds to credit (merchant portfolio loans and balances due by credit card) granted to customers	Amortized cost	Interest income - Financial income Allowance for expected credit losses - Cost of services Foreign exchange gains or losses on balance of credit card in foreign currency – Financial expenses, net
Derivative financial instruments assets	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to acquiring businesses and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated in a cash flow hedge relationship:
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Long-term investments	Corresponds to investments in equity interests with no significant influence.	FVPL or FVOCI	FVPL - Other financial income / Mark-to-market on equity securities designated at FVPL FVOCI - Other comprehensive income

Disclosure of the funding strategy including different financial liabilities of the Financial services segment [Table Text Block]

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Retail deposits	Amounts held by banking customers on their payment accounts and time deposits to retail clients. The amounts held by banking customers generally do not result in the recognition of gain or losses.	Amortized cost	Interest expense - Financial expenses, net
Accounts payable to clients	Amounts payable to merchants for transactions for acquiring business processes. The balances do not carry interest. Amounts may be early redeemed of the contractual due date at a discount	Amortized cost	Gain from the prepayment of payables at a discount - Financial income
Trade accounts payable	Corresponds to payments for payment scheme networks and suppliers.	Amortized cost	Cost of services Administrative expenses Selling expenses
Institutional deposits and marketable debt securities	Financing obtained, time deposits and debt securities, including FIDC shares, when consolidated entities.	Amortized cost	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net
Other debt instruments	Financing obtained from third parties, leasing and other debt instruments.	Amortized cost	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net
Derivative financial instruments liabilities	Corresponds to derivative entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to the acquiring business and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated as hedge accounting
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Other liabilities - contingent consideration	Corresponds to contingent payments from business combinations	FVPL	Interest expenses - Financial expenses, net Fair value gain or losses - Other income (expenses), net

Disclosure of short and long-term investments [Table Text Block]

	Short-term	Long-term	December 31, 2024

Bonds (a)
Brazilian sovereign bonds	46,426	—	46,426
Structured notes linked to Brazilian sovereign bonds	418,120	—	418,120
Time deposits	51,711	—	51,711
Equity securities (b)	—	32,629	32,629
Investment funds (c)	1,617	—	1,617
	517,874	32,629	550,503

	Short-term	Long-term	December 31, 2023

Bonds (a)
Brazilian sovereign bonds	2,954,236	—	2,954,236
Structured notes linked to Brazilian sovereign bonds	473,259	—	473,259
Time deposits	51,933	—	51,933
Equity securities (b)	—	45,702	45,702
Investment funds (c)	2,068	—	2,068
	3,481,496	45,702	3,527,198

(a)As of December 31, 2024, bonds are mainly linked to the CDI and SELIC benchmark interest rates.
(b)Comprised of common shares of unlisted entities that are not traded in an active market. As of December 31, 2024, all assets are recognized at FVPL, while on December 31, 2023, some assets were recognized at FVOCI. The fair value of unlisted equity instruments was determined based on negotiations of the securities. The change in the fair value of equity securities at FVPL was a gain of R$ 4,131 on December 31, 2024 (2023 - gain of R$ 30,574), which was recognized in the statement of profit or loss. The change in fair value of equity securities at FVOCI was a gain of R$ 37,270 on December 31, 2024 (2023 - gain of R$ 1,912), which was recognized in the statement of other comprehensive income (loss).
(c)Comprised of foreign investment fund shares.

Schedule of composition of accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers for the transactions of clients with card holders, performed in the ordinary course of business.

	December 31, 2024	December 31, 2023

Accounts receivable from card issuers (a)	28,833,909	23,364,806
Accounts receivable from other acquirers (b)	575,044	667,922
Allowance for expected credit losses	(60,888)	(55,619)
	29,348,065	23,977,109

Current	29,231,820	23,895,512
Non-current	116,245	81,597

(a)Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
Schedule of allowance for expected credit losses of accounts receivable from card issuers	Allowance for expected credit losses of accounts receivable from card issuers

	2024	2023

At January 1	55,619	22,763
Addition	60,830	53,090
Reversal	(55,561)	(20,234)
At December 31	60,888	55,619

Schedule of composition of trade accounts receivable

	December 31, 2024	December 31, 2023

Accounts receivable from subscription services	248,322	293,304
Accounts receivable from equipment rental	111,535	114,252
Chargeback	93,829	72,401
Services rendered	46,991	51,456
Cash in transit	12,620	24,172
Receivables from registry operation	13,643	22,347
Allowance for expected credit losses	(131,260)	(117,553)
Others	20,423	28,101
	416,103	488,480

Current	390,575	459,947
Non-current	25,528	28,533
6.5.2. Allowance for expected credit losses of trade accounts receivable

	2024	2023

At January 1	117,553	108,434
Addition	89,882	82,946
Reversal	(34,151)	(17,668)
Write-off	(42,024)	(56,159)
At December 31	131,260	117,553

Schedule of Loans and Financing
Portfolio balances by product and maturity:

	December 31, 2024	December 31, 2023

Merchant portfolio	1,093,475	309,677
Credit card	114,156	3,131
Credit portfolio, gross	1,207,631	312,808

Allowance for expected credit losses	(144,512)	(62,061)
Credit portfolio, net of allowance for expected credit losses	1,063,119	250,747

Current	891,718	209,957
Non-current	171,401	40,790
6.6.1. Non-performing loans ("NPL")
Total outstanding of the contract whenever the clients default on an installment:

	December 31, 2024			December 31, 2023
	Merchant portfolio	Credit card	Total	Merchant portfolio	Credit card	Total

Balances not overdue	1,006,335	108,930	1,115,265	298,460	3,130	301,590
Balances overdue by
≤ 15 days	17,462	1,390	18,852	4,350	1	4,351
15 < 30 days	7,054	676	7,730	1,389	—	1,389
31 < 60 days	13,521	865	14,386	2,045	—	2,045
61 < 90 days	7,121	647	7,768	2,582	—	2,582
91 < 180 days	17,637	1,078	18,715	824	—	824
181 < 360 days	24,345	570	24,915	27	—	27
	87,140	5,226	92,366	11,217	1	11,218

Credit portfolio, gross	1,093,475	114,156	1,207,631	309,677	3,131	312,808
6.6.2. Aging by maturity

	December 31, 2024			December 31, 2023
	Merchant portfolio	Credit card	Total	Merchant portfolio	Credit card	Total

Installments not overdue
≤ 15 days	23,083	30,638	53,721	1,666	615	2,281
15 < 30 days	36,917	20,075	56,992	11,244	851	12,095
31 < 60 days	99,015	19,492	118,507	30,213	457	30,670
61 < 90 days	107,068	12,334	119,402	27,696	321	28,017
91 < 180 days	268,770	19,019	287,789	82,415	525	82,940
181 < 360 days	354,807	10,043	364,850	113,005	318	113,323
361 < 720 days	148,084	6	148,090	41,572	1	41,573
> 720 days	25,237	—	25,237	61	—	61
	1,062,981	111,607	1,174,588	307,872	3,088	310,960
Installments overdue by
≤ 15 days	2,561	514	3,075	247	2	249
15 < 30 days	4,170	211	4,381	657	41	698
31 < 60 days	4,614	512	5,126	799	—	799
61 < 90 days	3,865	344	4,209	99	—	99
91 < 180 days	9,091	706	9,797	3	—	3
181 < 360 days	6,193	262	6,455	—	—	—
	30,494	2,549	33,043	1,805	43	1,848

Credit portfolio, gross	1,093,475	114,156	1,207,631	309,677	3,131	312,808
6.6.3. Movement between stages - Gross carrying amount
Reconciliation of gross portfolio of loans operations, segregated by stages:

Stage 1	December 31, 2023	Acquisition / (Settlement)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	296,282	791,295	(125,424)	(7,276)	37,116	1,726	—	993,719
Credit card	3,131	110,119	(11,679)	(472)	1,960	242	—	103,301
	299,413	901,414	(137,103)	(7,748)	39,076	1,968	—	1,097,020

Stage 2	December 31, 2023	Acquisition / (Settlement)	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	12,195	940	(37,116)	(59,832)	125,424	860	—	42,471
Credit card	—	703	(1,960)	(1,768)	11,679	55	—	8,709
	12,195	1,643	(39,076)	(61,600)	137,103	915	—	51,180

Stage 3	December 31, 2023	Acquisition / (Settlement)	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2024

Merchant portfolio	1,200	(1,111)	(1,726)	(860)	7,276	59,832	(7,326)	57,285
Credit card	—	203	(242)	(55)	472	1,768	—	2,146
	1,200	(908)	(1,968)	(915)	7,748	61,600	(7,326)	59,431

Consolidated 3 stages	December 31, 2023	Write-off	Acquisition / (Settlement)	December 31, 2024

Merchant portfolio	309,677	(7,326)	791,124	1,093,475
Credit card	3,131	—	111,025	114,156
	312,808	(7,326)	902,149	1,207,631
6.6.4. Movement between stages - Allowance for expected credit losses of loans operations

Stage 1	December 31, 2023	(Acquisition) / Settlement	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	(57,576)	(55,539)	43,623	5,097	(4,389)	(165)	—	(68,949)
Credit card	(200)	(12,765)	5,156	403	(372)	(27)	—	(7,805)
	(57,776)	(68,304)	48,779	5,500	(4,761)	(192)	—	(76,754)

Stage 2	December 31, 2023	(Acquisition) / Settlement	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	(3,445)	(18,465)	4,389	41,884	(43,623)	(327)	—	(19,587)
Credit card	—	(372)	372	1,311	(5,156)	(25)	—	(3,870)
	(3,445)	(18,837)	4,761	43,195	(48,779)	(352)	—	(23,457)

Stage 3	December 31, 2023	(Acquisition) / Settlement	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2024

Merchant portfolio	(840)	(2,714)	165	327	(5,097)	(41,884)	7,326	(42,717)
Credit card	—	78	27	25	(403)	(1,311)	—	(1,584)
	(840)	(2,636)	192	352	(5,500)	(43,195)	7,326	(44,301)

Consolidated 3 stages	December 31, 2023	(Acquisition) / Settlement	Write-off	December 31, 2024

Merchant portfolio	(61,861)	(76,718)	7,326	(131,253)
Credit card	(200)	(13,059)	—	(13,259)
	(62,061)	(89,777)	7,326	(144,512)

Disclosure of deposits from retail clients [Table Text Block]

	December 31, 2024	December 31, 2023

Deposits from retail clients	8,274,868	6,119,455
Time deposits from retail clients (a)	429,941	—
	8,704,809	6,119,455

(a)Deposit interest rates yield up to 100% of the CDI and are applied every 30 days from the deposit date, following a FIFO (First In, First Out) logic.

Disclosure of financial liabilities [text block]	Composition of financial liabilities
The table below presents the composition of financial liabilities other than Retail deposits:

	Average annual interest rate %	Original date of issuance	Original maturity	Current portion	Non-current portion	December 31, 2024

Bonds (6.8.4.1)	3.95% USD	Jun/21	Jun/28	2,299	1,255,963	1,258,262

Debentures (6.8.4.2)	CDI (a) + 1.75%	Nov/23	Oct/26	23,657	999,538	1,023,195
Financial bills (6.8.4.3)	CDI + 0.68% to CDI + 0.90%	Jun/24	Jun/26 up to Nov/28	—	2,954,374	2,954,374
Receivables backed securities (6.8.4.4)	CDI +1.30%	Sep/23	Sep/26	2,250	99,447	101,697
Total debentures, financial bills and commercial papers				25,907	4,053,359	4,079,266

Obligations to open-end FIDC quota holders (6.8.4.5)	CDI + 0.40%	Jul/23	Not applicable	418,324	—	418,324

Time deposits (6.8.4.6)	CDI + 0.25% to 110% of CDI	May/24	Jan/25 up to Jun/26	2,619,469	120,641	2,740,110

Total institutional deposits and marketable debt securities				3,065,999	5,429,963	8,495,962

Obligations to closed-end FIDC quota holders (6.8.4.8)	12.75%	Jan/24	Jan/31	—	1,988,645	1,988,645

Bank borrowings and working capital facilities (6.8.4.9)	CDI + 0.75% to CDI + 1.74%	Jan/24	Jan/25 up to Dec/27	1,853,944	310,386	2,164,330

Leases (6.8.4.10)	105.1% to 151.8% of CDI	Not applicable	Jan/25 up to Jun/29	49,896	197,108	247,004

Total other debt instruments				1,903,840	2,496,139	4,399,979

	Average annual interest rate %	Original date of issuance	Original maturity	Current portion	Non-current portion	December 31, 2023

Bonds (6.8.4.1)	3.95% USD	Jun/21	Jun/28	2,922	2,399,776	2,402,698

Debentures (6.8.4.2)	CDI (a) + 1.75%	Nov/23	Oct/26	16,953	997,281	1,014,234
Receivables backed securities (6.8.4.3)	CDI + 1.30%	Sep/23	Sep/26	3,316	98,702	102,018
Total debentures, financial bills and commercial papers				20,269	1,095,983	1,116,252

Obligations to open-end FIDC quota holders (6.8.4.5)	CDI + 1.12%	Jul/23	Not applicable	452,128	—	452,128

Total institutional deposits and marketable debt securities				475,319	3,495,759	3,971,078

Obligations to FIDC TAPSO quota holders (6.8.4.7)	CDI + 1.85%	Jul/23	Jul/24	53,103	—	53,103

Bank borrowings and working capital facilities (6.8.4.9)	CDI + 1.30% to CDI + 1.94%	(Several)	Up to six months	1,321,348	—	1,321,348

Leases (6.8.4.10)	105.1% to 151.8% of CDI	Not applicable	Jan/23 to Jun/29	30,227	143,456	173,683

Total other debt instruments				1,404,678	143,456	1,548,134

(a)     “CDI” Rate (Brazilian Certificado de Depósito Interbancário), which is an average of interbank overnight rates in Brazil. The average rate of December 31, 2024 was 10.83% (2023 – 13.04%).
6.8.3. Changes in financial liabilities
The table below presents the movement of financial liabilities other than Retail deposits:

	December 31, 2023	Additions	Disposals	Payment of principal	Payment of interest	Changes in exchange rates	Fair value adjustment	Interest	December 31, 2024

Bonds	2,402,698	—	—	(1,610,349)	(141,298)	520,419	—	86,792	1,258,262
Debentures, financial bills and commercial papers (a)	1,116,252	2,884,768	—	—	(172,598)	—	—	250,844	4,079,266
Time deposits (b)	—	3,564,387	—	(889,077)	(22,876)	—	—	87,676	2,740,110
Obligations to open-end FIDC quota holders	452,128	136,782	—	(214,148)	(12,229)	—	—	55,791	418,324
Institutional deposits and marketable debt securities	3,971,078	6,585,937	—	(2,713,574)	(349,001)	520,419	—	481,103	8,495,962

Current	475,319								3,065,999
Non-current	3,495,759								5,429,963

Obligations to closed-end FIDC quota holders	53,103	2,325,984	—	(50,000)	(149,468)	—	(437,347)	246,373	1,988,645
Bank borrowings and working capital facilities	1,321,348	3,671,737	—	(2,999,824)	(124,490)	157,832	—	137,727	2,164,330
Leases	173,683	140,784	(4,623)	(68,971)	(14,292)	6,132	—	14,291	247,004
Other debt instruments	1,548,134	6,138,505	(4,623)	(3,118,795)	(288,250)	163,964	(437,347)	398,391	4,399,979

Current	1,404,678								1,903,840
Non-current	143,456								2,496,139

(a)The subsidiary Stone SCFI issues financial bills in the ordinary course of the business. The principal and interest of all issuances are mainly paid at the maturity indexed to CDI rate.
(b)Following the authorization granted by the Brazilian central bank (“BACEN”) to start operations earlier this year, the Group issues time deposits in the ordinary course of the business. Time deposits were the first interest bearing deposits issued by the Group. The certificates are held by multiple counterparties and maturities up to 24 months. The principal and interest of this type of issuance are mainly paid at the maturity indexed to CDI rate.

	December 31, 2022	Additions	Disposals	Payment of principal	Payment of interest	Changes in exchange rates	Fair value adjustment	Interest	December 31, 2023

Bonds	2,587,303	—	—	—	(96,157)	(188,440)	—	99,992	2,402,698
Debentures, financial bills and commercial papers	—	1,093,410	—	—	—	—	—	22,842	1,116,252
Obligations to open-end FIDC quota holders	—	514,752	—	(75,004)	(2,413)	—	—	14,793	452,128
Institutional deposits and marketable debt securities	2,587,303	1,608,162	—	(75,004)	(98,570)	(188,440)	—	137,627	3,971,078

Current	—								475,319
Non-current	2,587,303								3,495,759

Obligations to closed-end FIDC quota holders	975,248	50,000	—	(957,499)	(70,996)	—	—	56,350	53,103
Bank borrowings and working capital facilities	1,788,426	4,088,209	—	(4,489,681)	(246,738)	(4,326)	—	185,458	1,321,348
Leases	200,148	67,416	(21,225)	(72,815)	(13,764)	156	—	13,767	173,683
Other debt instruments	2,963,822	4,205,625	(21,225)	(5,519,995)	(331,498)	(4,170)	—	255,575	1,548,134

Current	2,822,655								1,404,678
Non-current	141,167								143,456

Schedule of Derivative financial instruments, net

	December 31, 2024
	Notional amount	Asset (fair value)	Liabilities (fair value)	Net

Cash flow hedge
Foreign exchange rate swap	3,994,559	214,169	—	214,169
Fair value hedge
Interest rate swap	2,837,758	5,373	(281,177)	(275,804)
Economic hedge
NDF	15,359	1,784	(9,578)	(7,794)
Interest rate swap	8,008,992	36,249	(1,015)	35,234
M&A derivatives
Call options	n/a	2,613	—	2,613
Total	14,856,668	260,188	(291,770)	(31,582)

	December 31, 2023
	Notional amount	Asset (fair value)	Liabilities (fair value)	Net

Cash flow hedge
Foreign exchange rate swap	2,526,603	—	(311,445)	(311,445)
Economic hedge
NDF	7,030	629	(302)	327
Interest rate swap	6,079,500		(4,424)	(4,424)
M&A derivatives
Call options	n/a	3,553	—	3,553
Total	8,613,133	4,182	(316,171)	(311,989)

Breakdown by maturity of the notional amounts and fair values of derivative financial instruments used for hedging purposes [Table Text Block]
The table below shows the breakdown by maturity of the notional amounts and fair values of derivative financial instruments used for hedging purposes:

	December 31, 2024
	Less than 3 months	3 to 12 months	More than 12 months	Total
Notional
Foreign exchange rate swap	—	1,510,788	2,483,771	3,994,559
Interest rate swap	2,129,636	6,127,456	2,589,658	10,846,750
NDF	15,359	—	—	15,359
Total	2,144,995	7,638,244	5,073,429	14,856,668

Asset (fair value)
Foreign exchange rate swap	—	115,368	98,801	214,169
Interest rate swap	8,037	29,012	4,573	41,622
NDF	1,784	—	—	1,784
Liability (fair value)
Interest rate swap	—	(1,015)	(281,177)	(282,192)
NDF	(9,578)	—	—	(9,578)
Net	243	143,365	(177,803)	(34,195)

	December 31, 2023
	Less than 3 months	3 to 12 months	More than 12 months	Total
Notional
Foreign exchange rate swap	—	—	2,526,603	2,526,603
NDF	7,030	—	—	7,030
Interest rate swap	2,692,500	3,354,400	32,600	6,079,500
Total	2,699,530	3,354,400	2,559,203	8,613,133

Asset (fair value)
NDF	629	—	—	629
Liability (fair value)
Foreign exchange rate swap	—	—	(311,445)	(311,445)
Interest rate swap	(2,076)	(2,180)	(168)	(4,424)
NDF	(302)	—	—	(302)
Net	(1,749)	(2,180)	(311,613)	(315,542)

Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis
The Group conducts a study on how market variables would impact the Group’s financial statements based on Historical Value at Risk models.

Risk Factor	Asset/ Liability	VaR 1 day (thousands)	VaR 10 days (thousands)	VaR 60 days (thousands)

Interest rates	Accounts receivables from card issuers, Credit portfolio, Accounts payables to clients and interest rate swaps	$811	$2,564	$6,280
Foreign currency exchange	USD denominated asset/liabilities/derivatives	$233	$737	$1,805

Schedule of liquidity risk of financial instruments

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

December 31, 2024
Retail deposits	8,704,809	—	—	—
Accounts payable to clients	17,756,720	50,674	—	—
Trade accounts payable	672,184	—	—	—
Institutional deposits and marketable debt securities	3,068,186	4,680,530	1,366,089	—
Other debt instruments	1,939,982	626,789	954,211	2,774,095
Other liabilities	281,073	236,822	—	—
	32,422,954	5,594,815	2,320,300	2,774,095

December 31, 2023
Retail deposits	6,119,455	—	—	—
Accounts payable to clients	19,163,672	35,455	—	—
Trade accounts payable	513,877	—	—	—
Institutional deposits and marketable debt securities	472,397	1,344,545	4,905,779	—
Other debt instruments	1,404,679	—	143,456	—
Other liabilities	119,526	160,079	250,425	—
	27,793,606	1,540,079	5,299,660	—

Disclosure of financial instruments by category

	Amortized cost	FVPL	FVOCI	Total

December 31, 2024
Short and Long-term investments	—	550,503	—	550,503
Financial assets from banking solutions	8,805,882	—	—	8,805,882
Accounts receivable from card issuers	9,492	—	29,338,573	29,348,065
Trade accounts receivable	416,103	—	—	416,103
Credit portfolio	1,063,119	—	—	1,063,119
Derivative financial instruments(a)	—	260,188	—	260,188
Receivables from related parties	613	—	—	613
Other assets	529,414	—	—	529,414
	10,824,623	810,691	29,338,573	40,973,887

December 31, 2023
Short and Long-term investments	—	3,481,496	45,702	3,527,198
Financial assets from banking solutions	5,250,496	1,147,402	—	6,397,898
Accounts receivable from card issuers	5,877	—	23,971,232	23,977,109
Trade accounts receivable	488,480	—	—	488,480
Credit portfolio	250,747	—	—	250,747
Derivative financial instruments(a)	—	4,182	—	4,182
Receivables from related parties	2,512	—	—	2,512
Other assets	518,362	—	—	518,362
	6,516,474	4,633,080	24,016,934	35,166,488

(a)Derivative financial instruments as of December 31, 2024 of R$ 214,169 (2023 – R$ R$ 311,445) were designated as cash flow hedge accounting. Therefore, the effective portion of the hedge is accounted in OCI.
6.12.2. Financial liabilities by category

	Amortized cost	FVPL	Total

December 31, 2024
Retail deposits	8,704,809	—	8,704,809
Accounts payable to clients	17,807,394	—	17,807,394
Trade accounts payable	672,184	—	672,184
Institutional deposits and marketable debt securities	8,495,962	—	8,495,962
Other debt instruments(a)	2,411,334	1,988,645	4,399,979
Derivative financial instruments	—	291,770	291,770
Other liabilities	316,700	201,195	517,895
	38,408,383	2,481,610	40,889,993

December 31, 2023
Retail deposits	6,119,455	—	6,119,455
Accounts payable to clients	19,199,127	—	19,199,127
Trade accounts payable	513,877	—	513,877
Institutional deposits and marketable debt securities	3,971,078	—	3,971,078
Other debt instruments	1,548,134	—	1,548,134
Derivative financial instruments	—	316,171	316,171
Other liabilities	119,526	410,504	530,030
	31,471,197	726,675	32,197,872

(a)Debt designated for hedge accounting as the hedged item in a fair value hedge is adjusted for changes on its fair value only attributable to the specifically designated risks being hedged.

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The following table presents an analysis of financial instruments measured at fair value by fair value hierarchy level:

	December 31, 2024		December 31, 2023
	Fair value	Hierarchy level	Fair value	Hierarchy level

Assets measured at fair value
Short and Long-term investments (a) (b)	550,503	I /II	3,527,198	I /II
Financial assets from banking solutions (b)	—	I	1,147,402	I
Accounts receivable from card issuers (c)	29,338,573	II	23,971,232	II
Derivative financial instruments (d)	260,188	II	4,182	II
	30,149,264		28,650,014

Liabilities measured at fair value
Other debt instruments (e)	1,988,645	II	—	II
Derivative financial instruments (d)	291,770	II	316,171	II
Other liabilities (f) (g)	201,195	III	410,504	III
	2,481,610		726,675

(a)Listed securities are classified as Level I and unlisted securities classified as Level II, determining fair value using valuation techniques, which employ the use of market observable inputs.
(b)Sovereign bonds are priced using quotations from Anbima public pricing method.
(c)For Accounts receivable from card issuers measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items.
(d)The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Derivative financial instruments are valued using valuation techniques, which employ the use of observable market inputs.
(e)For Other debt instruments, fair value is estimated by discounting future cash flows using contract rates for funding items, and using market value of senior quotas liabilities.
(f)These are contingent considerations included in Other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formula explicit in the contracts with selling shareholders. The significant unobservable inputs used in the fair value measurement of contingent consideration categorized as Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.
(g)The Group issued put options for Reclame Aqui’s non-controlling interests, in the 2022 business combination. For the non-controlling shareholder amounts the Group has elected as an accounting policy that the put options derecognize the non-controlling interests at each reporting date as if it was acquired at that date and recognize a financial liability at the present value of the amount payable on exercise of the non-controlling interests put option. The difference between the financial liability and the non-controlling interests derecognized at each period is recognized as an equity transaction. The amount of R$ 151,606 was recorded in the consolidated statement of financial position as of December 31, 2024 as a financial liability under Other liabilities (2023 - R$ 178,721).
As of December 31, 2024 and 2023, there were no transfers between the fair value measurements of Level I and Level II and between the fair value measurements of Level II and Level III.
6.13.2. Fair value of financial instruments not measured at fair value
The table below presents a comparison of the book value and fair value of the financial instruments of the Group, other than those with carrying amounts that reasonably approximate fair values:

	December 31, 2024		December 31, 2023
	Book value	Fair value	Book value	Fair value

Financial assets
Credit portfolio	1,063,119	962,465	250,747	250,877
	1,063,119	962,465	250,747	250,877
Financial liabilities
Accounts payable to clients	17,807,394	16,857,591	19,199,127	18,685,622
Institutional deposits and marketable securities	8,495,962	8,380,224	3,971,078	4,692,866
	26,303,356	25,237,815	23,170,205	23,378,488

Schedule of Adjusted Net Cash (Details)
The adjusted net cash as of December 31, 2024 and 2023 was as follows:

	December 31, 2024	December 31, 2023

Cash and cash equivalents	5,227,654	2,176,416
Short-term investments	517,874	3,481,496
Financial assets from banking solutions	8,805,882	6,397,898
Accounts receivable from card issuers	29,348,065	23,977,109
Derivative financial instruments (a)	257,575	629
Adjusted cash	44,157,050	36,033,548

Retail deposits	(8,704,809)	(6,119,455)
Accounts payable to clients	(17,807,394)	(19,199,127)
Institutional deposits and marketable debt securities	(8,495,962)	(3,971,078)
Other debt instruments (b)	(4,152,975)	(1,374,452)
Derivative financial instruments	(291,770)	(316,171)
Adjusted debt	(39,452,910)	(30,980,283)

Adjusted net cash	4,704,140	5,053,265

(a)Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars, and excludes the effects of call options.
(b)Borrowings and financing exclude the effects of leases liabilities recognized under IFRS 16.